INVESTMENTS AND NOTES RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Dec. 30, 2022	Oct. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in joint venture	$ 667,707		$ 667,707		$ 667,707
Estimate fair value of note receivable	468,056		468,056		655,277
Interest income	0	$ 14,791	718	$ 29,584
Note Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note receivable face amount						$ 1,200,000
Note receivable stated interest rate						5.00%
Joint Venture Arrangement [Member] | ROC Digital Mining I LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in joint venture							$ 987,429
Principal and interest amount due on note receivable	$ 592,871		$ 592,871		655,277
Investment interest rate	30.00%		30.00%
Joint Venture Arrangement [Member] | ROC Digital Mining I LLC [Member] | Immersion Containers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal and interest amount due on note receivable	$ 592,871		$ 592,871				$ 1,200,000
Investment interest rate							5.00%
Estimate fair value of note receivable	$ 468,056		$ 468,056
Fair value of collateral held					$ 500,000
Joint Venture Arrangement [Member] | ROCD Manager [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment interest rate	33.00%		33.00%